UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® InterMarket

Income Trust I

SEMIANNUAL REPORT

May 31, 2012

CMK-SEM

MFS® INTERMARKET INCOME TRUST I

New York Stock Exchange Symbol: CMK

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Through this integrated approach, our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	59.1%
High Yield Corporates	31.0%
Non-U.S. Government Bonds	12.8%
Emerging Markets Bonds	4.1%
Mortgage-Backed Securities	2.0%
Asset-Backed Securities	0.7%
Collateralized Debt Obligations	0.5%
Floating Rate Loans	0.1%
U.S. Government Agencies (o)	0.0%
U.S. Treasury Securities	(5.6)%

Composition including fixed income credit quality (a)(i)
AAA	6.4%
AA	4.2%
A	26.2%
BBB	38.6%
BB	13.0%
B	15.4%
CCC	4.3%
CC	0.1%
C	0.1%
Federal Agencies	2.0%
Not Rated	(5.6)%
Non-Fixed Income	0.6%
Cash & Other	(5.3)%

Portfolio facts (i)
Average Duration (d)	5.0
Average Effective Maturity (m)	6.9 yrs.

Issuer country weightings (i)(x)
United States	62.3%
United Kingdom	6.6%
Netherlands	3.6%
Japan	2.9%
France	2.5%
Canada	2.3%
Italy	2.2%
Spain	2.1%
Germany	1.7%
Other Countries	13.8%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.

From time to time “Cash & Other Net Assets” may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 5/31/12.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

William Adams	—	Investment Officer of MFS; employed in the investment management area of MFS since 2009. Portfolio manager of the fund since May 2011.

Ward Brown	—	Investment Officer of MFS; employed in the investment management area of MFS since 2008. Portfolio Manager of the fund since February 2012.

James Calmas	—	Investment Officer of MFS; employed in the investment management area of MFS since 1988. Portfolio manager of the fund since June 2007.

David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. Portfolio Manager of the fund since December 2011.

Matthew Ryan	—	Investment Officer of MFS; employed in the investment management area of MFS since 1997. Portfolio Manager of the fund since February 2012.

Note to Shareholders: Effective December 30, 2011, David Cole became a co-manager of the fund. Effective February 3, 2012, Ward Brown and Matthew Ryan became co-managers of the fund.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 108.3%
Issuer	Shares/Par	Value ($)

Aerospace - 0.8%
BE Aerospace, Inc., 8.5%, 2018	$90,000	$98,055
Bombardier, Inc., 7.5%, 2018 (n)	260,000	283,400
Bombardier, Inc., 7.75%, 2020 (n)	55,000	60,363
CPI International, Inc., 8%, 2018	105,000	93,975
Huntington Ingalls Industries, Inc., 7.125%, 2021	190,000	197,125
Kratos Defense & Security Solutions, Inc., 10%, 2017	85,000	90,100

		$823,018
Airlines - 0.5%
Continental Airlines, Inc., FRN, 0.834%, 2013	$474,329	$458,913

Apparel Manufacturers - 0.5%
Hanesbrands, Inc., 8%, 2016	$50,000	$54,813
Hanesbrands, Inc., 6.375%, 2020	55,000	56,169
Hanesbrands, Inc., FRN, 4.145%, 2014	45,000	45,000
Jones Group, Inc., 6.875%, 2019	60,000	57,675
Levi Strauss & Co., 6.875%, 2022 (n)	15,000	14,888
Phillips-Van Heusen Corp., 7.375%, 2020	205,000	223,963

		$452,508
Asset-Backed & Securitized - 1.2%
Anthracite Ltd., “A”, CDO, FRN, 0.599%, 2019 (z)	$141,109	$121,354
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	206,275	207,822
Crest Ltd., “A1” CDO, FRN, 0.952%, 2018 (z)	208,501	187,651
Equity One ABS, Inc., FRN, 4.205%, 2034	247,399	245,813
GMAC Mortgage Corp. Loan Trust, FRN, 5.865%, 2034	169,562	127,273
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	270,000	275,411

		$1,165,324
Automotive - 2.6%
Accuride Corp., 9.5%, 2018	$185,000	$193,325
Allison Transmission, Inc., 7.125%, 2019 (n)	145,000	151,525
Daimler Finance North America LLC, FRN, 1.673%, 2013 (n)	320,000	322,088
Ford Motor Co., 7.45%, 2031	35,000	45,588
Ford Motor Credit Co. LLC, 12%, 2015	595,000	751,188
General Motors Financial Co., Inc., 6.75%, 2018	155,000	166,404
Goodyear Tire & Rubber Co., 7%, 2022	40,000	39,200
Harley-Davidson Financial Services, 3.875%, 2016 (n)	450,000	475,325

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Jaguar Land Rover PLC, 8.125%, 2021 (n)	$150,000	$151,500
Lear Corp., 8.125%, 2020	65,000	72,800
RCI Banque S.A., 4.6%, 2016 (n)	238,000	237,987

		$2,606,930
Basic Industry - 0.1%
Trimas Corp., 9.75%, 2017	$76,000	$83,030

Broadcasting - 3.9%
Allbritton Communications Co., 8%, 2018	$50,000	$51,750
AMC Networks, Inc., 7.75%, 2021 (n)	64,000	71,040
CBS Corp., 5.75%, 2020	110,000	128,356
CBS Corp., 3.375%, 2022	536,000	533,558
Clear Channel Communications, Inc., 9%, 2021	103,000	88,580
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (n)	50,000	47,750
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (n)	5,000	4,700
Hughes Network Systems LLC, 7.625%, 2021	60,000	62,100
Inmarsat Finance PLC, 7.375%, 2017 (n)	130,000	138,450
Intelsat Bermuda Ltd., 11.25%, 2017	180,000	176,850
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	235,000	230,888
Intelsat Jackson Holdings Ltd., 11.25%, 2016	29,000	30,269
LBI Media, Inc., 8.5%, 2017 (z)	60,000	12,000
Liberty Media Corp., 8.5%, 2029	90,000	91,350
Liberty Media Corp., 8.25%, 2030	50,000	50,875
LIN Television Corp., 8.375%, 2018	30,000	30,750
Local TV Finance LLC, 9.25%, 2015 (p)(z)	121,767	124,050
NBCUniversal Media LLC, 5.95%, 2041	367,000	437,224
Newport Television LLC, 13%, 2017 (n)(p)	50,602	52,120
Nexstar Broadcasting Group, Inc., 8.875%, 2017	45,000	47,025
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	50,000	55,000
Sinclair Broadcast Group, Inc., 8.375%, 2018	15,000	16,088
SIRIUS XM Radio, Inc., 13%, 2013 (n)	30,000	33,675
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	60,000	67,650
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	175,000	187,250
Townsquare Radio LLC, 9%, 2019 (z)	40,000	41,000
Univision Communications, Inc., 6.875%, 2019 (n)	125,000	121,875
Univision Communications, Inc., 7.875%, 2020 (n)	145,000	148,263
Univision Communications, Inc., 8.5%, 2021 (n)	75,000	72,375
Vivendi S.A., 4.75%, 2022 (n)	330,000	322,635
WPP Finance, 8%, 2014	400,000	454,161

		$3,929,657

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Brokerage & Asset Managers - 0.8%
BlackRock, Inc., 3.375%, 2022	$148,000	$149,818
E*TRADE Financial Corp., 7.875%, 2015	75,000	76,125
E*TRADE Financial Corp., 12.5%, 2017	180,000	206,550
TD AMERITRADE Holding Corp., 5.6%, 2019	350,000	396,574

		$829,067
Building - 0.9%
Building Materials Holding Corp., 6.875%, 2018 (n)	$45,000	$46,463
Building Materials Holding Corp., 7%, 2020 (n)	200,000	210,000
Building Materials Holding Corp., 6.75%, 2021 (n)	40,000	40,900
CRH PLC, 8.125%, 2018	210,000	251,255
HD Supply, Inc., 8.125%, 2019 (n)	35,000	36,488
Masonite International Corp., 8.25%, 2021 (n)	95,000	96,663
Nortek, Inc., 10%, 2018	25,000	26,375
Nortek, Inc., 8.5%, 2021	150,000	145,500
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (z)	30,000	30,300
USG Corp., 7.875%, 2020 (n)	45,000	46,013

		$929,957
Business Services - 0.7%
Ceridian Corp., 12.25%, 2015 (p)	$65,000	$59,475
Fidelity National Information Services, Inc., 7.625%, 2017	45,000	48,994
Fidelity National Information Services, Inc., 5%, 2022 (n)	40,000	38,850
iGate Corp., 9%, 2016	190,000	201,400
Iron Mountain, Inc., 8.375%, 2021	115,000	122,763
SunGard Data Systems, Inc., 10.25%, 2015	60,000	61,650
SunGard Data Systems, Inc., 7.375%, 2018	140,000	142,450

		$675,582
Cable TV - 2.5%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	$25,000	$25,438
CCH II LLC, 13.5%, 2016	105,000	117,600
CCO Holdings LLC, 7.875%, 2018	160,000	171,600
CCO Holdings LLC, 8.125%, 2020	105,000	115,500
Cequel Communications Holdings, 8.625%, 2017 (n)	150,000	158,063
CSC Holdings LLC, 8.5%, 2014	60,000	66,075
DIRECTV Holdings LLC, 5.875%, 2019	160,000	184,573
DIRECTV Holdings LLC, 3.8%, 2022	410,000	410,977
DISH DBS Corp., 6.75%, 2021	55,000	56,788
EchoStar Corp., 7.125%, 2016	55,000	58,850
Time Warner Cable, Inc., 5.4%, 2012	330,000	331,086
Time Warner Cable, Inc., 8.25%, 2019	110,000	143,560
Time Warner Cable, Inc., 4%, 2021	170,000	177,199

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
UPC Holding B.V., 9.875%, 2018 (n)		$100,000	$108,000
UPCB Finance III Ltd., 6.625%, 2020 (n)		150,000	147,750
Videotron Ltee, 5%, 2022 (n)		50,000	48,750
Virgin Media Finance PLC, 9.5%, 2016		42,000	46,515
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	100,000	132,306

			$2,500,630
Chemicals - 1.6%
Celanese U.S. Holdings LLC, 6.625%, 2018		$165,000	$174,488
Dow Chemical Co., 8.55%, 2019		540,000	714,254
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		150,000	149,250
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		25,000	21,813
Huntsman International LLC, 8.625%, 2021		75,000	84,000
Momentive Performance Materials, Inc., 12.5%, 2014		144,000	150,840
Momentive Performance Materials, Inc., 11.5%, 2016		83,000	62,250
Polypore International, Inc., 7.5%, 2017		95,000	99,275
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		140,000	154,064

			$1,610,234
Computer Software - 0.6%
Lawson Software, Inc., 11.5%, 2018 (n)		$110,000	$120,725
Lawson Software, Inc., 9.375%, 2019 (n)		10,000	10,300
Oracle Corp., 5.375%, 2040		244,000	297,158
Syniverse Holdings, Inc., 9.125%, 2019		125,000	134,063
TransUnion Holding Co., Inc., 9.625%, 2018 (n)(p)		30,000	31,650
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		15,000	17,569

			$611,465
Computer Software - Systems - 0.5%
Audatex North America, Inc., 6.75%, 2018 (n)		$45,000	$46,350
CDW LLC/CDW Finance Corp., 12.535%, 2017		30,000	32,100
CDW LLC/CDW Finance Corp., 8.5%, 2019		135,000	138,713
CDW LLC/CDW Finance Corp., 8.5%, 2019 (n)		25,000	25,688
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		195,000	212,550

			$455,401
Conglomerates - 1.3%
Amsted Industries, Inc., 8.125%, 2018 (n)		$175,000	$185,500
Dynacast International LLC, 9.25%, 2019 (z)		70,000	72,100
Griffon Corp., 7.125%, 2018		140,000	140,700
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013		290,000	307,111
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014		350,000	399,889
Tomkins LLC/Tomkins, Inc., 9%, 2018		153,000	168,109

			$1,273,409

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - 1.0%
ACCO Brands Corp., 6.75%, 2020	$15,000	$15,413
Easton-Bell Sports, Inc., 9.75%, 2016	80,000	87,400
Elizabeth Arden, Inc., 7.375%, 2021	90,000	98,213
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (z)	5,000	5,138
Jarden Corp., 7.5%, 2020	100,000	108,250
Libbey Glass, Inc., 10%, 2015	8,000	8,520
Libbey Glass, Inc., 6.875%, 2020 (z)	30,000	30,075
Mattel, Inc., 5.45%, 2041	219,000	246,048
Newell Rubbermaid, Inc., 5.5%, 2013	360,000	373,641

		$972,698
Consumer Services - 0.8%
Realogy Corp., 11.5%, 2017	$95,000	$84,075
Service Corp. International, 6.75%, 2015	10,000	10,800
Service Corp. International, 7%, 2017	335,000	372,688
Western Union Co., FRN, 1.054%, 2013	340,000	341,535

		$809,098
Containers - 0.3%
Ball Corp., 5%, 2022	$52,000	$52,520
Reynolds Group, 7.125%, 2019 (n)	200,000	205,500
Sealed Air Corp., 8.125%, 2019 (n)	15,000	16,275
Sealed Air Corp., 8.375%, 2021 (n)	15,000	16,500
Tekni-Plex, Inc., 9.75%, 2019 (z)	15,000	14,888

		$305,683
Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$150,000	$176,735
ManTech International Corp., 7.25%, 2018	80,000	84,400

		$261,135
Electrical Equipment - 0.4%
Avaya, Inc., 9.75%, 2015	$70,000	$57,750
Avaya, Inc., 7%, 2019 (z)	25,000	22,375
Ericsson, Inc., 4.125%, 2022	298,000	300,778

		$380,903
Electronics - 1.1%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$100,000	$105,250
Freescale Semiconductor, Inc., 8.05%, 2020	45,000	42,750
Nokia Corp., 5.375%, 2019	35,000	28,566
Sensata Technologies B.V., 6.5%, 2019 (n)	260,000	260,650
Tyco Electronics Group S.A., 3.5%, 2022	126,000	126,923

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - continued
Tyco Electronics Ltd., 6%, 2012	$500,000	$508,579

		$1,072,718
Emerging Market Quasi-Sovereign - 1.9%
Comision Federal de Electricidad, 5.75%, 2042 (n)	$202,000	$205,030
Development Bank of Kazakhstan, 5.5%, 2015 (n)	282,000	289,755
Gaz Capital S.A., 5.999%, 2021 (n)	342,000	357,219
Petrobras International Finance Co., 7.875%, 2019	163,000	197,144
Petrobras International Finance Co., 6.75%, 2041	167,000	192,460
Petroleos Mexicanos, 5.5%, 2021	178,000	195,800
Petroleos Mexicanos, 4.875%, 2022 (n)	110,000	115,500
Petroleos Mexicanos, 6.5%, 2041 (n)	127,000	142,558
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	188,442	201,915

		$1,897,381
Emerging Market Sovereign - 0.5%
Republic of Philippines, 6.375%, 2034	$126,000	$154,980
Republic of Slovakia, 4.375%, 2022 (z)	200,000	191,000
Republic of South Africa, 6.25%, 2041	107,000	125,859

		$471,839
Energy - Independent - 3.7%
ATP Oil & Gas Corp., 11.875%, 2015	$65,000	$34,613
BreitBurn Energy Partners LP, 8.625%, 2020	45,000	46,688
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	55,000	53,900
Carrizo Oil & Gas, Inc., 8.625%, 2018	40,000	41,800
Chaparral Energy, Inc., 7.625%, 2022 (n)	115,000	117,588
Chesapeake Energy Corp., 6.875%, 2020	55,000	52,113
Concho Resources, Inc., 8.625%, 2017	60,000	65,400
Concho Resources, Inc., 6.5%, 2022	115,000	120,175
Continental Resources, Inc., 8.25%, 2019	90,000	99,900
Denbury Resources, Inc., 8.25%, 2020	125,000	135,000
Energy XXI Gulf Coast, Inc., 9.25%, 2017	155,000	166,625
EQT Corp., 4.875%, 2021	198,000	204,272
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	200,000	205,000
EXCO Resources, Inc., 7.5%, 2018	140,000	118,300
Harvest Operations Corp., 6.875%, 2017 (n)	155,000	162,363
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	35,000	37,275
Laredo Petroleum, Inc., 9.5%, 2019	65,000	72,150
Laredo Petroleum, Inc., 7.375%, 2022 (n)	15,000	15,338
LINN Energy LLC, 6.5%, 2019 (n)	35,000	33,950
LINN Energy LLC, 8.625%, 2020	55,000	58,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
LINN Energy LLC, 7.75%, 2021	$72,000	$73,620
Newfield Exploration Co., 6.625%, 2016	95,000	97,138
Newfield Exploration Co., 6.875%, 2020	115,000	121,900
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	293,000	282,013
Pioneer Natural Resources Co., 7.5%, 2020	190,000	234,942
Plains Exploration & Production Co., 8.625%, 2019	70,000	75,950
QEP Resources, Inc., 6.875%, 2021	180,000	194,850
Range Resources Corp., 8%, 2019	65,000	70,850
SandRidge Energy, Inc., 8%, 2018 (n)	165,000	165,000
SM Energy Co., 6.5%, 2021	90,000	92,025
Southwestern Energy Co., 4.1%, 2022 (n)	256,000	259,489
Swift Energy Co., 7.875%, 2022	40,000	40,400
Talisman Energy, Inc., 7.75%, 2019	50,000	62,440
Whiting Petroleum Corp., 6.5%, 2018	55,000	57,475

		$3,668,842
Energy - Integrated - 1.4%
BP Capital Markets PLC, 4.5%, 2020	$106,000	$118,457
BP Capital Markets PLC, 4.742%, 2021	240,000	273,000
Cenovus Energy, Inc., 4.5%, 2014	140,000	149,902
Hess Corp., 8.125%, 2019	120,000	155,940
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	142,000	151,940
Petro-Canada, 6.05%, 2018	500,000	591,111

		$1,440,350
Engineering - Construction - 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$75,000	$75,000

Entertainment - 0.5%
AMC Entertainment, Inc., 8.75%, 2019	$155,000	$165,850
AMC Entertainment, Inc., 9.75%, 2020	95,000	102,125
Cedar Fair LP, 9.125%, 2018	60,000	66,450
Cinemark USA, Inc., 8.625%, 2019	135,000	146,813

		$481,238
Financial Institutions - 2.5%
Ally Financial, Inc., 5.5%, 2017	$190,000	$190,171
CIT Group, Inc., 5.25%, 2014 (n)	135,000	137,363
CIT Group, Inc., 5.25%, 2018	70,000	68,950
CIT Group, Inc., 6.625%, 2018 (n)	207,000	214,763
CIT Group, Inc., 5.5%, 2019 (n)	110,000	106,975
General Electric Capital Corp., 6%, 2019	130,000	152,610
General Electric Capital Corp., 5.5%, 2020	250,000	286,119

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - continued
General Electric Capital Corp., FRN, 1.319%, 2014	$300,000	$301,041
GMAC, Inc., 8%, 2031	20,000	22,500
Icahn Enterprises LP, 8%, 2018	45,000	47,644
International Lease Finance Corp., 4.875%, 2015	45,000	44,343
International Lease Finance Corp., 8.625%, 2015	45,000	49,050
International Lease Finance Corp., 8.75%, 2017	80,000	88,800
International Lease Finance Corp., 7.125%, 2018 (n)	152,000	167,200
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	155,000	167,400
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	35,000	36,400
PHH Corp., 9.25%, 2016	85,000	88,400
SLM Corp., 8.45%, 2018	145,000	152,975
SLM Corp., 8%, 2020	195,000	199,587
SLM Corp., 7.25%, 2022	15,000	14,682

		$2,536,973
Food & Beverages - 3.8%
Anheuser-Busch InBev S.A., 7.75%, 2019	$370,000	$489,535
ARAMARK Corp., 8.5%, 2015	300,000	307,128
B&G Foods, Inc., 7.625%, 2018	155,000	165,850
Conagra Foods, Inc., 5.875%, 2014	500,000	542,247
Del Monte Foods Co., 7.625%, 2019	15,000	14,550
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)	50,000	47,750
Kraft Foods, Inc., 6.75%, 2014	150,000	163,913
Kraft Foods, Inc., 6.125%, 2018	130,000	156,805
Kraft Foods, Inc., 3.5%, 2022 (z)	528,000	539,648
Miller Brewing Co., 5.5%, 2013 (n)	380,000	398,633
Pernod Ricard S.A., 5.75%, 2021 (n)	156,000	176,148
Pernod-Ricard S.A., 4.45%, 2022 (n)	151,000	157,598
Pinnacle Foods Finance LLC, 9.25%, 2015	125,000	127,500
Pinnacle Foods Finance LLC, 8.25%, 2017	25,000	26,125
SABMiller Holdings, Inc., 3.75%, 2022 (n)	414,000	438,684
TreeHouse Foods, Inc., 7.75%, 2018	80,000	86,400

		$3,838,514
Food & Drug Stores - 0.6%
CVS Caremark Corp., 3.25%, 2015	$180,000	$190,237
CVS Caremark Corp., 5.75%, 2041	350,000	415,482

		$605,719
Forest & Paper Products - 0.5%
Boise, Inc., 8%, 2020	$95,000	$104,025
Cascades, Inc., 7.75%, 2017	65,000	64,675
Georgia-Pacific Corp., 8%, 2024	60,000	79,730

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - continued
Graphic Packaging Holding Co., 7.875%, 2018		$60,000	$66,150
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	100,000	129,833
Tembec Industries, Inc., 11.25%, 2018 (n)		$40,000	39,700

			$484,113
Gaming & Lodging - 2.0%
Boyd Gaming Corp., 7.125%, 2016		$65,000	$62,075
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		125,000	124,531
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		115,000	72
GWR Operating Partnership LLP, 10.875%, 2017		50,000	56,500
Harrah’s Operating Co., Inc., 11.25%, 2017		195,000	207,188
Harrah’s Operating Co., Inc., 10%, 2018		4,000	2,640
Harrah’s Operating Co., Inc., 10%, 2018		81,000	54,675
Marriott International, Inc., 5.625%, 2013		230,000	237,232
MGM Mirage, 10.375%, 2014		15,000	16,875
MGM Mirage, 6.625%, 2015		35,000	35,941
MGM Mirage, 7.5%, 2016		20,000	20,450
MGM Resorts International, 11.375%, 2018		105,000	121,013
MGM Resorts International, 9%, 2020		185,000	202,575
Penn National Gaming, Inc., 8.75%, 2019		145,000	159,863
Pinnacle Entertainment, Inc., 8.75%, 2020		70,000	76,125
Pinnacle Entertainment, Inc., 7.75%, 2022		30,000	31,650
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (z)		15,000	15,338
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)		115,000	118,450
Wyndham Worldwide Corp., 6%, 2016		1,000	1,126
Wyndham Worldwide Corp., 5.75%, 2018		250,000	280,394
Wyndham Worldwide Corp., 7.375%, 2020		55,000	66,877
Wynn Las Vegas LLC, 7.75%, 2020		115,000	124,919

			$2,016,509
Industrial - 1.3%
Altra Holdings, Inc., 8.125%, 2016		$65,000	$69,388
Cornell University, 4.35%, 2014		240,000	254,597
Johns Hopkins University, 5.25%, 2019		470,000	572,338
Mueller Water Products, Inc., 8.75%, 2020		71,000	78,455
Princeton University, 4.95%, 2019		310,000	375,202

			$1,349,980
Insurance - 1.9%
American International Group, Inc., 8.25%, 2018		$100,000	$120,246
American International Group, Inc., 8.175% to 2038, FRN to 2068		140,000	145,425
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		180,000	193,769

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - continued
Principal Financial Group, Inc., 8.875%, 2019		$250,000	$327,152
Prudential Financial, Inc., 3.625%, 2012		230,000	231,796
Prudential Financial, Inc., 6.2%, 2015		450,000	494,806
Unum Group, 7.125%, 2016		370,000	424,589

			$1,937,783
Insurance - Health - 0.4%
AMERIGROUP Corp., 7.5%, 2019		$80,000	$85,600
WellPoint, Inc., 6.8%, 2012		320,000	323,019

			$408,619
Insurance - Property & Casualty - 2.3%
Aon Corp., 3.5%, 2015		$350,000	$365,843
CNA Financial Corp., 5.875%, 2020		390,000	426,943
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		299,000	298,294
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		150,000	207,000
PartnerRe Ltd., 5.5%, 2020		257,000	274,441
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		310,000	283,650
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		500,000	481,250

			$2,337,421
International Market Quasi-Sovereign - 2.5%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$450,000	$531,409
ING Bank N.V., 3.9%, 2014 (n)		530,000	556,732
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		700,000	674,904
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		236,000	245,626
Vestjysk Bank A/S, FRN, 1.023%, 2013 (n)		240,000	240,796
Westpac Banking Corp., 3.45%, 2014 (n)		220,000	232,181

			$2,481,648
International Market Sovereign - 10.2%
Commonwealth of Australia, 5.75%, 2021	AUD	80,000	$95,836
Federal Republic of Germany, 3.75%, 2015	EUR	512,000	693,683
Federal Republic of Germany, 4.25%, 2018	EUR	207,000	312,095
Federal Republic of Germany, 6.25%, 2030	EUR	173,000	355,525
Government of Bermuda, 5.603%, 2020 (n)		$115,000	131,675
Government of Canada, 4.5%, 2015	CAD	171,000	181,796
Government of Canada, 4.25%, 2018	CAD	90,000	101,336
Government of Canada, 5.75%, 2033	CAD	31,000	47,344
Government of Japan, 1.7%, 2017	JPY	71,000,000	970,389
Government of Japan, 1.1%, 2020	JPY	37,000,000	490,871
Government of Japan, 2.1%, 2024	JPY	17,000,000	242,092
Government of Japan, 2.2%, 2027	JPY	39,000,000	554,669

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Japan, 2.4%, 2037	JPY	41,000,000	$592,222
Kingdom of Belgium, 5.5%, 2017	EUR	229,000	331,474
Kingdom of Denmark, 3%, 2021	DKK	467,000	91,272
Kingdom of Spain, 4.6%, 2019	EUR	357,000	399,539
Kingdom of Sweden, 5%, 2020	SEK	335,000	60,134
Kingdom of the Netherlands, 3.75%, 2014	EUR	400,000	530,607
Kingdom of the Netherlands, 5.5%, 2028	EUR	46,000	83,891
Republic of Austria, 4.65%, 2018	EUR	166,000	240,112
Republic of Finland, 3.875%, 2017	EUR	46,000	65,752
Republic of France, 6%, 2025	EUR	114,000	191,961
Republic of France, 4.75%, 2035	EUR	242,000	381,833
Republic of Iceland, 4.875%, 2016 (n)		$166,000	167,887
Republic of Italy, 4.25%, 2015	EUR	190,000	232,361
Republic of Italy, 5.25%, 2017	EUR	572,000	700,194
Republic of Italy, 3.75%, 2021	EUR	217,000	233,679
State of Israel, 4%, 2022		$504,000	517,130
United Kingdom Treasury, 8%, 2015	GBP	228,000	445,876
United Kingdom Treasury, 8%, 2021	GBP	169,000	406,822
United Kingdom Treasury, 4.25%, 2036	GBP	157,000	302,146

			$10,152,203
Local Authorities - 0.3%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$310,000	$312,992

Machinery & Tools - 0.7%
Case Corp., 7.25%, 2016		$50,000	$54,625
Case New Holland, Inc., 7.875%, 2017		350,000	399,000
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (z)		50,000	50,500
RSC Equipment Rental, Inc., 8.25%, 2021		115,000	121,613
UR Financing Escrow Corp., 5.75%, 2018 (n)		45,000	45,788
UR Financing Escrow Corp., 7.625%, 2022 (n)		45,000	46,013

			$717,539
Major Banks - 9.6%
ABN AMRO Bank N.V., 3%, 2014 (n)		$400,000	$401,107
ABN AMRO Bank N.V., 4.25%, 2017 (n)		400,000	401,072
Bank of America Corp., 7.375%, 2014		280,000	302,103
Bank of America Corp., 6.5%, 2016		430,000	465,619
Barclays Bank PLC, 5.125%, 2020		340,000	364,589
Barclays Bank PLC, FRN, 1.508%, 2014		190,000	190,060
Commonwealth Bank of Australia, 5%, 2019 (n)		320,000	354,822
Credit Suisse New York, 5.5%, 2014		490,000	520,703

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Credit Suisse New York, FRN, 1.426%, 2014	$250,000	$250,040
DBS Bank Ltd., 2.35%, 2017 (n)	400,000	398,748
Goldman Sachs Group, Inc., 6%, 2014	700,000	735,585
Goldman Sachs Group, Inc., 5.75%, 2022	409,000	419,614
HSBC USA, Inc., 4.875%, 2020	360,000	369,415
ING Bank N.V., 3.75%, 2017 (n)	407,000	400,163
ING Bank N.V., FRN, 1.523%, 2013 (n)	380,000	379,807
Intesa Sanpaolo S.p.A., FRN, 2.866%, 2014 (n)	200,000	187,217
JPMorgan Chase & Co., 4.625%, 2021	360,000	381,465
JPMorgan Chase & Co., FRN, 1.223%, 2014	380,000	378,049
JPMorgan Chase Capital XXII, 6.45%, 2087	261,000	257,741
JPMorgan Chase Capital XXVII, 7%, 2039	69,000	69,061
Macquarie Bank Ltd., 5%, 2017 (n)	167,000	170,216
Macquarie Group Ltd., 6%, 2020 (n)	230,000	230,388
Merrill Lynch & Co., Inc., 6.4%, 2017	40,000	42,508
Morgan Stanley, 6%, 2014	160,000	162,780
Morgan Stanley, 7.3%, 2019	110,000	114,040
Morgan Stanley, 5.625%, 2019	180,000	171,744
Morgan Stanley, FRN, 2.065%, 2014	260,000	250,239
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	150,000	114,375
Royal Bank of Scotland PLC, 6.125%, 2021	200,000	213,400
Standard Chartered PLC, 3.85%, 2015 (n)	290,000	302,620
Wells Fargo & Co., 4.375%, 2013	410,000	419,706
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	141,000	153,338

		$9,572,334
Medical & Health Technology & Services - 2.8%
Aristotle Holding, Inc., 3.9%, 2022 (n)	$200,000	$207,521
Biomet, Inc., 10%, 2017	60,000	63,825
Biomet, Inc., 10.375%, 2017 (p)	45,000	47,897
Biomet, Inc., 11.625%, 2017	65,000	68,900
Cardinal Health, Inc., 5.8%, 2016	279,000	324,454
Davita, Inc., 6.375%, 2018	160,000	162,000
Davita, Inc., 6.625%, 2020	95,000	96,188
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	65,000	74,263
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	30,000	29,775
HCA, Inc., 8.5%, 2019	205,000	226,269
HCA, Inc., 7.5%, 2022	110,000	115,294
HCA, Inc., 5.875%, 2022	45,000	44,663
HealthSouth Corp., 8.125%, 2020	305,000	325,588
Hospira, Inc., 6.05%, 2017	130,000	146,853
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	65,000	61,100
McKesson Corp., 3.25%, 2016	340,000	366,442

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Physio-Control International, Inc., 9.875%, 2019 (z)	$55,000	$58,300
Tenet Healthcare Corp., 9.25%, 2015	65,000	71,744
Truven Health Analytics, Inc., 10.625%, 2020 (z)	25,000	25,125
Universal Health Services, Inc., 7%, 2018	70,000	74,900
Universal Hospital Services, Inc., 8.5%, 2015 (p)	145,000	147,719
USPI Finance Corp., 9%, 2020 (n)	30,000	31,125
Vanguard Health Systems, Inc., 8%, 2018	60,000	58,800

		$2,828,745
Metals & Mining - 1.8%
ArcelorMittal, 5.5%, 2021	$393,000	$374,243
Cloud Peak Energy, Inc., 8.25%, 2017	175,000	178,938
Cloud Peak Energy, Inc., 8.5%, 2019	125,000	128,750
Consol Energy, Inc., 8%, 2017	165,000	165,413
Consol Energy, Inc., 8.25%, 2020	45,000	45,000
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	210,000	216,825
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	207,000	195,908
Peabody Energy Corp., 6%, 2018 (n)	40,000	39,900
Peabody Energy Corp., 6.25%, 2021 (n)	40,000	39,900
Vale Overseas Ltd., 4.375%, 2022	281,000	280,880
Vale Overseas Ltd., 6.875%, 2039	117,000	134,746

		$1,800,503
Mortgage-Backed - 2.0%
Fannie Mae, 6.5%, 2036 (f)	$401,601	$456,202
Fannie Mae, 6%, 2037	279,844	308,898
Freddie Mac, 4.224%, 2020	275,759	313,275
Ginnie Mae, 9%, 2016	26,422	29,467
Ginnie Mae, 11%, 2018 - 2019	1,761	1,769
Ginnie Mae, 5.612%, 2058	461,691	492,126
Ginnie Mae, 6.357%, 2058	396,136	424,531

		$2,026,268
Natural Gas - Distribution - 0.1%
AmeriGas Finance LLC, 6.75%, 2020	$45,000	$44,325
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	55,000	49,225

		$93,550
Natural Gas - Pipeline - 3.0%
Atlas Pipeline Partners LP, 8.75%, 2018	$150,000	$159,000
Colorado Interstate Gas Co., 6.8%, 2015	32,000	37,202
Crosstex Energy, Inc., 8.875%, 2018	145,000	152,250
El Paso Corp., 7%, 2017	145,000	162,739

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
El Paso Corp., 7.75%, 2032	$150,000	$171,201
Enbridge Energy Partners LP, 4.2%, 2021	400,000	426,904
Energy Transfer Equity LP, 7.5%, 2020	125,000	135,000
Energy Transfer Partners LP, 6.5%, 2042	348,000	369,435
Enterprise Products Operating LP, 5.65%, 2013	500,000	517,569
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	59,000	63,720
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	38,000	40,470
Kinder Morgan Energy Partners LP, 5.85%, 2012	271,000	274,234
Kinder Morgan Energy Partners LP, 6.375%, 2041	360,000	410,502
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	48,000	42,480

		$2,962,706
Network & Telecom - 3.0%
AT&T, Inc., 3.875%, 2021	$480,000	$524,409
British Telecommunications PLC, 5.15%, 2013	255,000	261,547
Centurylink, Inc., 7.65%, 2042	267,000	254,454
Cincinnati Bell, Inc., 8.25%, 2017	30,000	30,600
Citizens Communications Co., 9%, 2031	60,000	54,900
France Telecom, 4.375%, 2014	240,000	253,053
Frontier Communications Corp., 8.125%, 2018	70,000	71,225
Qwest Communications International, Inc., 7.125%, 2018 (n)	95,000	100,361
Qwest Corp., 7.5%, 2014	95,000	106,412
Telefonica Emisiones S.A.U., 2.582%, 2013	500,000	493,161
Verizon Communications, Inc., 8.75%, 2018	440,000	601,510
Windstream Corp., 8.125%, 2018	15,000	15,563
Windstream Corp., 7.75%, 2020	175,000	175,000
Windstream Corp., 7.75%, 2021	35,000	35,088

		$2,977,283
Oil Services - 0.3%
Chesapeake Energy Corp., 6.625%, 2019 (n)	$35,000	$30,275
Dresser-Rand Group, Inc., 6.5%, 2021	40,000	40,800
Pioneer Drilling Co., 9.875%, 2018	125,000	131,250
Pioneer Drilling Co., 9.875%, 2018 (n)	10,000	10,500
Unit Corp., 6.625%, 2021	60,000	59,700

		$272,525
Oils - 0.3%
Phillips 66, 4.3%, 2022 (n)	$243,000	$253,067

Other Banks & Diversified Financials - 6.3%
American Express Centurion Bank, 5.5%, 2013	$250,000	$259,726
Bancolombia S.A., 5.95%, 2021	102,000	105,570

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
BB&T Corp., 2.05%, 2014	$300,000	$306,106
BBVA Senior Finance S.A. Unipersonal, FRN, 2.59%, 2014	300,000	282,907
Capital One Financial Corp., FRN, 1.616%, 2014	370,000	367,154
Citigroup, Inc., 6.375%, 2014	230,000	246,668
Citigroup, Inc., 6.01%, 2015	200,000	214,281
Citigroup, Inc., 8.5%, 2019	204,000	249,853
Danske Bank A/S, 3.75%, 2015 (n)	510,000	503,914
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	243,000	235,717
HSBC Holdings PLC, 4%, 2022	352,000	358,288
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	100,000	87,305
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	205,000	211,048
Rabobank Nederland N.V., 3.375%, 2017	242,000	247,989
Santander Holdings USA, Inc., 4.625%, 2016	50,000	48,676
Santander International Debt S.A., 2.991%, 2013 (n)	500,000	471,724
Santander UK PLC, 8.963% to 2030, FRN to 2049	200,000	194,000
SunTrust Banks, Inc., 3.5%, 2017	288,000	297,061
Svenska Handelsbanken AB, 4.875%, 2014 (n)	580,000	613,152
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	349,000	320,382
Union Bank, 3%, 2016	690,000	725,389

		$6,346,910
Pharmaceuticals - 1.2%
Celgene Corp., 2.45%, 2015	$130,000	$132,952
Celgene Corp., 3.95%, 2020	300,000	315,932
Pfizer, Inc., 6.2%, 2019	500,000	631,024
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)	35,000	35,700
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)	75,000	72,563

		$1,188,171
Pollution Control - 0.4%
Heckmann Corp., 9.875%, 2018 (z)	$60,000	$57,000
Republic Services, Inc., 5.25%, 2021	320,000	368,871

		$425,871
Printing & Publishing - 0.4%
American Media, Inc., 13.5%, 2018 (z)	$9,917	$8,529
Nielsen Finance LLC, 11.5%, 2016	45,000	50,850
Nielsen Finance LLC, 7.75%, 2018	85,000	91,375
Pearson Funding Four PLC, 3.75%, 2022 (n)	201,000	203,829

		$354,583
Railroad & Shipping - 0.0%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$40,000	$43,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - 1.5%
Boston Properties LP, REIT, 3.7%, 2018	$193,000	$201,552
Boston Properties LP, REIT, 3.85%, 2023	377,000	378,565
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	45,000	40,275
Entertainment Properties Trust, REIT, 7.75%, 2020	85,000	92,838
HCP, Inc., REIT, 5.375%, 2021	283,000	316,043
Kennedy Wilson, Inc., 8.75%, 2019	40,000	41,200
Kimco Realty Corp., REIT, 6.875%, 2019	82,000	97,633
MPT Operating Partnership LP, REIT, 6.875%, 2021	80,000	82,400
WEA Finance LLC, REIT, 6.75%, 2019 (n)	250,000	297,508

		$1,548,014
Retailers - 2.5%
Academy Ltd., 9.25%, 2019 (n)	$65,000	$68,575
AutoZone, Inc., 6.5%, 2014	420,000	456,000
AutoZone, Inc., 3.7%, 2022	78,000	80,488
Burlington Coat Factory Warehouse Corp., 10%, 2019	95,000	98,088
Gap, Inc., 5.95%, 2021	379,000	391,332
J. Crew Group, Inc., 8.125%, 2019	80,000	80,300
Limited Brands, Inc., 6.9%, 2017	70,000	77,875
Limited Brands, Inc., 7%, 2020	35,000	38,675
Limited Brands, Inc., 6.95%, 2033	40,000	38,400
Macy’s, Inc., 7.875%, 2015	330,000	388,175
Neiman Marcus Group, Inc., 10.375%, 2015	85,000	88,932
QVC, Inc., 7.375%, 2020 (n)	70,000	76,300
Rite Aid Corp., 9.25%, 2020 (z)	45,000	43,088
Sally Beauty Holdings, Inc., 6.875%, 2019 (n)	40,000	42,600
Staples, Inc., 9.75%, 2014	260,000	292,821
Toys “R” Us Property Co. II LLC, 8.5%, 2017	55,000	56,581
Toys “R” Us, Inc., 10.75%, 2017	145,000	157,688
Yankee Acquisition Corp., 8.5%, 2015	2,000	2,050
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	45,000	45,113

		$2,523,081
Specialty Chemicals - 0.3%
Ecolab, Inc., 4.35%, 2021	$240,000	$262,266
Koppers, Inc., 7.875%, 2019	35,000	37,363

		$299,629
Specialty Stores - 0.2%
Michaels Stores, Inc., 11.375%, 2016	$70,000	$74,376
Michaels Stores, Inc., 7.75%, 2018	140,000	145,950

		$220,326

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Supermarkets - 0.7%
Delhaize Group, 5.875%, 2014	$290,000	$306,659
Safeway, Inc., 6.25%, 2014	400,000	430,876

		$737,535
Telecommunications - Wireless - 2.3%
American Tower Corp., 4.625%, 2015	$180,000	$191,108
American Tower Corp., REIT, 4.7%, 2022	328,000	340,486
Clearwire Corp., 12%, 2015 (n)	135,000	117,788
Cricket Communications, Inc., 7.75%, 2020	120,000	109,800
Crown Castle International Corp., 9%, 2015	65,000	70,688
Crown Castle International Corp., 7.125%, 2019	250,000	268,438
Crown Castle Towers LLC, 6.113%, 2020 (n)	363,000	424,178
MetroPCS Wireless, Inc., 7.875%, 2018	50,000	50,500
Rogers Communications, Inc., 6.8%, 2018	200,000	246,604
Sprint Capital Corp., 6.875%, 2028	75,000	55,688
Sprint Nextel Corp., 6%, 2016	110,000	100,650
Sprint Nextel Corp., 8.375%, 2017	95,000	91,200
Sprint Nextel Corp., 9%, 2018 (n)	25,000	27,063
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	230,000	195,500

		$2,289,691
Telephone Services - 0.4%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$40,000	$42,900
Level 3 Financing, Inc., 9.375%, 2019	85,000	90,313
Level 3 Financing, Inc., 8.625%, 2020 (n)	40,000	40,800
Oi S.A., 5.75%, 2022 (n)	216,000	211,140

		$385,153
Tobacco - 1.9%
Altria Group, Inc., 9.25%, 2019	$410,000	$563,323
B.A.T. International Finance PLC, 3.25%, 2022 (z)	618,000	612,216
Lorillard Tobacco Co., 8.125%, 2019	141,000	175,830
Lorillard Tobacco Co., 6.875%, 2020	170,000	201,445
Reynolds American, Inc., 6.75%, 2017	300,000	361,301

		$1,914,115
Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019	$79,000	$72,680

Transportation - Services - 1.3%
ACL I Corp., 10.625%, 2016 (n)(p)	$99,927	$95,455
Avis Budget Car Rental LLC, 8.25%, 2019	45,000	46,575
Avis Budget Car Rental LLC, 8.25%, 2019 (n)	20,000	20,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - continued
Avis Budget Car Rental LLC, 9.75%, 2020	$35,000	$38,325
CEVA Group PLC, 8.375%, 2017 (n)	155,000	150,738
Commercial Barge Line Co., 12.5%, 2017	185,000	209,513
Erac USA Finance Co., 6.375%, 2017 (n)	340,000	397,338
Hertz Corp., 7.5%, 2018	31,000	32,279
Navios Maritime Acquisition Corp., 8.625%, 2017	115,000	108,100
Navios Maritime Holdings, Inc., 8.875%, 2017	50,000	51,250
Swift Services Holdings, Inc., 10%, 2018	140,000	150,500

		$1,300,773
U.S. Government Agencies and Equivalents - 0.0%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$20,000	$21,200

Utilities - Electric Power - 6.4%
AES Corp., 8%, 2017	$260,000	$288,600
Allegheny Energy, Inc., 5.75%, 2019 (n)	340,000	370,135
Atlantic Power Corp., 9%, 2018 (z)	55,000	55,825
Calpine Corp., 8%, 2016 (n)	105,000	112,613
Calpine Corp., 7.875%, 2020 (n)	225,000	238,500
CMS Energy Corp., 4.25%, 2015	250,000	260,591
CMS Energy Corp., 5.05%, 2022	196,000	203,043
Covanta Holding Corp., 7.25%, 2020	70,000	75,987
Covanta Holding Corp., 6.375%, 2022	25,000	25,922
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	70,000	76,125
Duke Energy Corp., 3.35%, 2015	380,000	402,808
Edison Mission Energy, 7%, 2017	85,000	45,475
EDP Finance B.V., 6%, 2018 (n)	380,000	334,544
Enel Finance International S.A., 5.7%, 2013 (n)	300,000	304,817
Enel Finance International S.A., 6.25%, 2017 (n)	260,000	264,854
Energy Future Holdings Corp., 10%, 2020	120,000	127,500
Energy Future Holdings Corp., 10%, 2020	330,000	355,575
Energy Future Holdings Corp., 11.75%, 2022 (n)	60,000	61,200
Exelon Generation Co. LLC, 5.2%, 2019	150,000	168,605
GenOn Energy, Inc., 9.875%, 2020	155,000	143,375
Georgia Power Co., 6%, 2013	150,000	161,174
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	440,000	434,009
NRG Energy, Inc., 7.375%, 2017	60,000	61,950
NRG Energy, Inc., 8.25%, 2020	235,000	231,475
Oncor Electric Delivery Co., 5.95%, 2013	430,000	457,538
Oncor Electric Delivery Co., 4.1%, 2022 (n)	302,000	306,698
PPL WEM Holdings PLC, 3.9%, 2016 (n)	370,000	389,847
Progress Energy, Inc., 3.15%, 2022	452,000	456,557

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	$45,000	$30,150

		$6,445,492
Total Bonds (Identified Cost, $103,713,738)		$108,325,528

Preferred Stocks - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc., 7% (z)	50	$42,872
Ally Financial, Inc., “A”, 8.5%	4,301	93,762
GMAC Capital Trust I, 8.125%	3,075	70,479
Total Preferred Stocks (Identified Cost, $238,342)		$207,113

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d) (Identified Cost, $93,781)	$95,000	$94,050

Floating Rate Loans (g)(r) - 0.1%
Broadcasting - 0.0%
Gray Television, Inc., Term Loan B, 3.74%, 2014	$39,277	$38,884

Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$43,780	$40,186
Total Floating Rate Loans (Identified Cost, $70,935)		$79,070

Common Stocks - 0.1%
Automotive - 0.0%
Accuride Corp. (a)	2,303	$13,634

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	10	$29,250

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	2,541	$14,103

Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	275	$9,625
Total Common Stocks (Identified Cost, $145,999)		$66,612

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75% (Identified Cost, $78,500)	1,570	$57,650

Portfolio of Investments (unaudited) – continued

Warrants - 0.1%
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a) (Identified Cost, $40,124)	$0.01	7/14/10	21	$61,425

Money Market Funds - 4.6%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)			4,653,454	$4,653,454
Total Investments (Identified Cost, $109,034,873)				$113,544,902

Other Assets, Less Liabilities - (13.6)%				(13,552,161)
Net Assets - 100.0%				$99,992,741

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(e)	Guaranteed by Minister for Finance of Ireland.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $27,560,957, representing 27.56% of net assets.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$46,875	$42,872
American Media, Inc., 13.5%, 2018	12/22/10	10,056	8,529
Anthracite Ltd., “A”, CDO, FRN, 0.599%, 2019	1/28/10	107,982	121,354
Atlantic Power Corp., 9%, 2018	10/26/11-3/02/12	54,723	55,825
Avaya, Inc., 7%, 2019	5/24/12	22,876	22,375
B.A.T. International Finance PLC, 3.25%, 2022	5/31/12	612,216	612,216

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Crest Ltd., “A1” CDO, FRN, 0.952%, 2018	1/21/10	$165,399	$187,651
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	70,703	72,100
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020	4/12/12	5,000	5,138
Heckmann Corp., 9.875%, 2018	4/04/12	59,671	57,000
Kraft Foods, Inc., 3.5%, 2022	5/30/12	523,248	539,648
LBI Media, Inc., 8.5%, 2017	7/18/07	59,386	12,000
Libbey Glass, Inc., 6.875%, 2020	5/11/12	30,000	30,075
Local TV Finance LLC, 9.25%, 2015	5/02/07-11/30/10	122,401	124,050
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017	4/05/12	49,101	50,500
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	55,894	58,300
Republic of Slovakia, 4.375%, 2022	5/10/12	198,168	191,000
Rite Aid Corp., 9.25%, 2020	5/03/12-5/21/12	44,613	43,088
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019	5/30/12	15,000	15,338
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020	5/24/12	30,000	30,300
Tekni-Plex, Inc., 9.75%, 2019	5/10/12	14,814	14,888
Townsquare Radio LLC, 9%, 2019	3/30/12	39,607	41,000
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12-5/25/12	25,010	25,125
Total Restricted Securities			$2,360,372
% of Net Assets			2.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 5/31/12

Forward Foreign Currency Exchange Contracts at 5/31/12

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	91,435	7/13/12	$93,135	$88,753	$4,382
SELL	CAD	Merrill Lynch International Bank	331,015	7/13/12	330,206	320,193	10,013
SELL	DKK	Goldman Sachs International	518,529	7/13/12	91,138	86,340	4,798
SELL	EUR	JPMorgan Chase Bank N.A.	754,537	7/13/12	986,542	933,181	53,361
SELL	GBP	Barclays Bank PLC	348,521	7/13/12	552,393	537,047	15,346
SELL	GBP	Deutsche Bank AG	348,521	7/13/12	552,291	537,047	15,244
SELL	IDR	JPMorgan Chase Bank N.A.	1,361,190,000	6/04/12	146,129	144,807	1,322
BUY	JPY	Credit Suisse Group	62,995,955	7/13/12	779,055	804,256	25,201
SELL	SEK	Credit Suisse Group	410,578	7/13/12	60,144	56,435	3,709

							$133,376

Liability Derivatives
BUY	IDR	JPMorgan Chase Bank N.A.	1,361,663,000	6/04/12	$148,087	$144,858	$(3,229)
SELL	IDR	JPMorgan Chase Bank N.A.	473,000	6/04/12	49	50	(1)

							$(3,230)

Futures Contracts Outstanding at 5/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures Contracts
U.S. Treasury Note 10 yr (Short)	USD	42	$5,625,375	September - 2012	$(38,866)

Swap Agreements at 5/31/12

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
9/20/14	USD 460,000(a)	Goldman Sachs International	1.00% (fixed rate)	(1)	$6,517

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill Inc., 7.375%, 10/01/25, an A rated bond. The fund entered into the contract to gain issuer exposure.

Portfolio of Investments (unaudited) – continued

(a)	Net unamortized premiums received by the fund amounted to $491.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy. If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At May 31, 2012, the fund had liquid securities with an aggregate value of $51,774 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $104,381,419)	$108,891,448
Underlying affiliated funds, at cost and value	4,653,454
Total investments, at value (identified cost, $109,034,873)	$113,544,902
Cash	23
Receivables for
Forward foreign currency exchange contracts	133,376
Investments sold	503,263
Interest and dividends	1,514,979
Swap agreements, at value (net unamortized premiums received, $491)	6,517
Other assets	16,338
Total assets	$115,719,398
Liabilities
Notes payable	$14,100,000
Payables for
Distributions	25,407
Forward foreign currency exchange contracts	3,230
Daily variation margin on open futures contracts	9,844
Investments purchased	1,551,640
Payable to affiliates
Investment adviser	4,226
Transfer agent and dividend disbursing costs	556
Payable for independent Trustees’ compensation	1,714
Accrued interest expense	13,047
Accrued expenses and other liabilities	16,993
Total liabilities	$15,726,657
Net assets	$99,992,741
Net assets consist of
Paid-in capital	$101,509,602
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	4,600,358
Accumulated net realized gain (loss) on investments and foreign currency	(6,083,167)
Accumulated distributions in excess of net investment income	(34,052)
Net assets	$99,992,741
Shares of beneficial interest outstanding	10,842,500
Net asset value per share (net assets of $99,992,741 / 10,842,500 shares of beneficial interest outstanding)	$9.22

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$2,948,087
Dividends	14,868
Dividends from underlying affiliated funds	518
Total investment income	$2,963,473
Expenses
Management fee	$373,817
Transfer agent and dividend disbursing costs	11,821
Administrative services fee	12,524
Independent Trustees’ compensation	8,234
Stock exchange fee	11,847
Custodian fee	8,342
Interest expense	63,788
Shareholder communications	16,876
Audit and tax fees	32,446
Legal fees	2,716
Miscellaneous	17,820
Total expenses	$560,231
Fees paid indirectly	(31)
Reduction of expenses by investment adviser	(214)
Net expenses	$559,986
Net investment income	$2,403,487
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$1,092,686
Futures contracts	(131,216)
Swap agreements	2,432
Foreign currency	18,284
Net realized gain (loss) on investments and foreign currency	$982,186
Change in unrealized appreciation (depreciation)
Investments	$2,312,170
Futures contracts	(38,866)
Swap agreements	(437)
Translation of assets and liabilities in foreign currencies	158,061
Net unrealized gain (loss) on investments and foreign currency translation	$2,430,928
Net realized and unrealized gain (loss) on investments and foreign currency	$3,413,114
Change in net assets from operations	$5,816,601

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/12	Year ended 11/30/11
Change in net assets	(unaudited)
From operations
Net investment income	$2,403,487	$4,639,116
Net realized gain (loss) on investments and foreign currency	982,186	1,105,770
Net unrealized gain (loss) on investments and foreign currency translation	2,430,928	(3,019,524)
Change in net assets from operations	$5,816,601	$2,725,362
Distributions declared to shareholders
From net investment income	$(2,764,838)	$(5,229,114)
Change in net assets from fund share transactions	$—	$(520,365)
Total change in net assets	$3,051,763	$(3,024,117)
Net assets
At beginning of period	96,940,978	99,965,095
At end of period (including accumulated distributions in excess of net investment income of $34,052 and undistributed net investment income of $327,299, respectively)	$99,992,741	$96,940,978

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/12 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Net increase in net assets from operations	$5,816,601
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(29,693,835)
Proceeds from disposition of investment securities	29,464,720
Proceeds from futures contracts and swap agreements	(128,784)
Purchases of short-term investments, net	(4,653,454)
Realized gain/loss on investments	(1,092,686)
Unrealized appreciation/depreciation on investments	(2,312,170)
Unrealized appreciation/depreciation on foreign currency contracts	(160,206)
Unrealized appreciation/depreciation on swap agreements	437
Net amortization/accretion of income	157,330
Decrease in dividends and interest receivable	41,703
Decrease in accrued expenses and other liabilities	(39,536)
Increase in payable for daily variation margin on open futures contracts	9,844
Increase in other assets	(11,535)
Realized gain/loss on futures contracts and swap agreements	128,784
Net cash used by operating activities	$(2,472,787)
Cash flows from financing activities:
Distributions paid in cash	(2,768,721)
Increase in notes payable	5,000,000
Increase in interest payable	5,353
Net cash provided by financing activities	$2,236,632
Net decrease in cash	$(236,155)
Cash:
Beginning of period	$236,178
End of period	$23

Supplementary disclosure of cash flow information: cash paid during the year for interest $58,435.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
			2011	2010	2009	2008	2007

Net asset value, beginning of period	$8.94		$9.17	$8.86	$7.62	$9.03	$9.21
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.43	$0.47	$0.49	$0.46	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	0.32		(0.19)	0.33	1.50	(1.36)	(0.00	)(w)
Total from investment operations	$0.54		$0.24	$0.80	$1.99	$(0.90)	$0.47
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.48)	$(0.49)	$(0.63)	$(0.51)	$(0.65)
From tax return of capital	—		—	—	(0.12)	—	—
Total distributions declared to shareholders	$(0.26)		$(0.48)	$(0.49)	$(0.75)	$(0.51)	$(0.65)
Net increase from repurchase of capital shares	$—		$0.01	$—	$0.00 (w)	$0.00 (w)	$—
Net asset value, end of period (x)	$9.22		$8.94	$9.17	$8.86	$7.62	$9.03
Market value, end of period	$8.33		$8.10	$8.38	$7.98	$5.94	$8.19
Total return at market value (%)	6.00	(n)	2.45	11.47	48.70	(22.46)	4.84
Total return at net asset value (%) (j)(r)(s)(x)	6.30	(n)	3.33	9.86	28.70	(9.78)	5.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.07	1.11	1.18	1.17	1.02
Expenses after expense reductions (f)	1.12	(a)	1.07	1.10	1.18	1.17	1.02
Net investment income	4.82	(a)	4.67	5.23	6.05	5.35	5.15
Portfolio turnover	24		38	50	63	63	88
Net assets at end of period (000 omitted)	$99,993		$96,941	$99,965	$96,625	$83,554	$99,405

Financial Highlights – continued

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
			2011	2010	2009	2008	2007

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	1.00	(a)	0.98	1.00	1.09	N/A	N/A
Senior Securities:
Total notes payable outstanding (000 omitted)	$14,100		$9,100	$8,000	$8,000	$1,000	N/A
Asset coverage per $1,000 of indebtedness (k)	$8,092		$11,653	$13,496	$13,078	$84,554	N/A
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS InterMarket Income Trust I (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are

Notes to Financial Statements (unaudited) – continued

primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other

Notes to Financial Statements (unaudited) – continued

information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$235,525	$143,172	$14,103	$392,800
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	21,200	—	21,200
Non-U.S. Sovereign Debt	—	15,003,071	—	15,003,071
Corporate Bonds	—	68,093,037	—	68,093,037
Residential Mortgage-Backed Securities	—	2,399,354	—	2,399,354
Asset-Backed Securities (including CDOs)	—	792,238	—	792,238
Foreign Bonds	—	22,110,678	—	22,110,678
Floating Rate Loans	—	79,070	—	79,070
Mutual Funds	4,653,454	—	—	4,653,454
Total Investments	$4,888,979	$108,641,820	$14,103	$113,544,902

Notes to Financial Statements (unaudited) – continued

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(38,866)	$—	$—	$(38,866)
Swap Agreements	—	6,517	—	6,517
Forward Foreign Currency Exchange Contracts	—	130,146	—	130,146

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/11	$30,212
Change in unrealized appreciation (depreciation)	(16,109)
Balance as of 5/31/12	$14,103

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2012 is $(16,109).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period

Notes to Financial Statements (unaudited) – continued

end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(38,866)
Foreign Exchange	Forward Foreign Currency Exchange	133,376	(3,230)
Credit	Credit Default Swaps	6,517	—
Total		$139,893	$(42,096)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency
Interest Rate	$(131,216)	$—	$—
Foreign Exchange	—	—	28,830
Credit	—	2,432	—
Total	$(131,216)	$2,432	$28,830

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(38,866)	$—	$—
Foreign Exchange	—	—	160,206
Credit	—	(437)	—
Total	$(38,866)	$(437)	$160,206

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives

Notes to Financial Statements (unaudited) – continued

Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate, duration, or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

Notes to Financial Statements (unaudited) – continued

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap

Notes to Financial Statements (unaudited) – continued

agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the agreement notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference

Notes to Financial Statements (unaudited) – continued

between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. As discussed earlier in this note, any collateral requirements for these swap agreements are based generally on the market value of the swap agreement netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At May 31, 2012, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These

Notes to Financial Statements (unaudited) – continued

adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/11
Ordinary income (including any short-term capital gains)	$5,229,114

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/12
Cost of investments	$109,565,475
Gross appreciation	6,114,447
Gross depreciation	(2,135,020)
Net unrealized appreciation (depreciation)	$3,979,427

As of 11/30/11
Undistributed ordinary income	343,555
Capital loss carryforwards	(6,658,231)
Post-October capital loss deferral	(6,216)
Other temporary differences	(45,605)
Net unrealized appreciation (depreciation)	1,797,873

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Notes to Financial Statements (unaudited) – continued

As of November 30, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
11/30/14	$(961,130)
11/30/16	(1,946,452)
11/30/17	(3,750,649)
Total	$(6,658,231)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2012, these fees paid to MFSC amounted to $3,360.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2012 was equivalent to an annual effective rate of 0.0251% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Deferred Trustee Compensation – Prior to MFS’ appointment as investment adviser to the fund, the fund’s former independent Trustees participated in a Deferred Compensation Plan (the “Former Colonial Trustees Plan” or “Plan”). The fund’s current independent Trustees are not allowed to defer compensation under the Former Colonial Trustees Plan. Amounts deferred under the Plan are invested in shares of certain non-MFS funds selected by the former independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance

Notes to Financial Statements (unaudited) – continued

with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities is $1,670 of deferred Trustees’ compensation. There is no current year expense associated with the Former Colonial Trustees Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $629 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $214, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$233,961
Investments (non-U.S. Government securities)	$27,768,129	$26,123,108

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2012, there were no transactions in fund shares. The fund repurchased and retired 63,300 shares of beneficial interest during the year ended November 30, 2011 at an average price per share of $8.22 and a weighted average discount of 10.64% per share. Transactions in fund shares were as follows:

	Six months ended 5/31/12		Year ended 11/30/11
	Shares	Amount	Shares	Amount
Treasury shares reacquired	—	$—	(63,300)	$(520,365)

(6)	Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $20,000,000. At May 31, 2012, the fund had outstanding borrowings under this agreement in the amount of $14,100,000, which are secured by a lien on the fund’s assets. The loan’s carrying value on the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered Level 2 under the fair value hierarchy. The credit agreement matures on February 8, 2013. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of Overnight LIBOR or the Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense of $63,788 during the period. The fund paid a commitment fee of $3,647 based on the average daily unused portion of the revolving line of credit which is reported in “Miscellaneous” expense on the Statement of Operations. For the six months ended May 31, 2012, the average loan balance was $11,531,694 at a weighted average annual interest rate of 1.11%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	15,689,532	(11,036,078)	4,653,454

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$518	$4,653,454

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS InterMarket Income Trust I:

We have reviewed the accompanying statement of assets and liabilities of the MFS InterMarket Income Trust I (the Fund), including the portfolio of investments, as of May 31, 2012, and the related statements of operations, changes in net assets, cash flows, and financial highlights for the six-month period ended May 31, 2012. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2011, and the financial highlights for each of the five years in the period ended November 30, 2011, and in our report dated January 13, 2012, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 17, 2012

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Transfer agent, Registrar, and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: CMK

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

General. Information regarding the portfolio manager(s) of the MFS InterMarket Income Trust I (the “Fund”) is set forth below.

Portfolio Manager	Primary Role	Since	Title and Five Year History
James J. Calmas	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment area of MFS since 1988.

William J. Adams	High Yield Corporate Debt Securities Portfolio Manager	2011	Investment Officer of MFS; employed in the investment area of MFS since 2009; Credit Analyst at MFS from 1997 to 2005.

David P. Cole	High Yield Corporate Debt Securities Portfolio Manager	December 2011	Investment Officer of MFS; employed in the investment area of MFS since 2004.

Matthew W. Ryan	Emerging Markets Debt Securities Portfolio Manager	February 2012	Investment Officer of MFS; employed in the investment area of MFS since 1997.

Ward Brown	Emerging Markets Debt Securities Portfolio Manager	February 2012	Investment Officer of MFS; employed in the investment area of MFS since 2005.

Compensation. Portfolio manager compensation is reviewed annually. As of December 31, 2011, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2011, the following benchmarks were used to measure the portfolio manager’s performance for the Fund and/or comparable accounts:

Portfolio Manager	Benchmark(s)
James J. Calmas

Barclay’s U.S. Credit Bond Index

Barclay’s U.S. High-Yield Corporate Bond Index

JP Morgan Emerging Market Bond Index Global

Citigroup World Government Bond Non-Dollar Hedged Index

Citigroup World Government Bond Non-Dollar Index

Barclay’s U.S. Government/Mortgage Bond Index

William J. Adams	Barclay’s U.S. High Yield Corporate Credit Index

David P. Cole	Barclay’s Capital U.S. High Yield Corporate Credit Index

Matthew W. Ryan	JP Morgan EMBI Global Index

Ward Brown	JP Morgan EMBI Global Index

Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of the fund’s fiscal year ended November 30, 2011. The following dollar ranges apply:

N. None

A. $1 - $10,000

B. $10,001 - $50,000

C. $50,001 - $100,000

D. $100,001 - $500,000

E. $500,001 - $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
James J. Calmas	N
William J. Adams	N
David P. Cole	N
Matthew W. Ryan	N
Ward Brown	N

Other Accounts. In addition to the Fund, the Fund’s portfolio manager is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate, the number and assets of which, as of fiscal year ended November 30, 2011 were as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts*	Total Assets*	Number of Accounts	Total Assets	Number of Accounts	Total Assets
James J. Calmas	8	$2.8 billion	3	$1.1 billion	0	N/A
William J. Adams	14	$4.3 billion	5	$1.4 billion	0	N/A
David P. Cole^	13	$4.4 billion	3	$819.3 million	0	N/A
Matthew W. Ryan^^	12	$7.6 billion	8	$3.3 billion	7	$5.1 billion
Ward Brown^^	4	$4.6 billion	8	$3.3 billion	7	$5.1 billion

*	Includes the Fund.
^	As of December 31, 2011.
^^	As of February 29, 2012.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest.

The Adviser seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of the Adviser or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of the Adviser or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, the Adviser believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

The Adviser and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment, and/or include an investment by the portfolio manager.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS InterMarket Income Trust I

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/11-12/31/11	0	N/A	0	1,027,280
1/01/12-1/31/12	0	N/A	0	1,027,280
2/01/12-2/28/12	0	N/A	0	1,027,280
3/01/12-3/31/12	0	N/A	0	1,084,250
4/01/12-4/30/12	0	N/A	0	1,084,250
5/01/12-5/31/12	0	N/A	0	1,084,250

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2012 plan year is 1,084,250.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2012

*	Print name and title of each signing officer under his or her signature.